Segment analysis (Tables)	6 Months Ended
Jun. 30, 2023
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
(Loss)/profit for the period	(10)	100	(11)	157
Income tax (credit)/charge	(2)	12	(11)	19
Net finance expense/(income)	23	(40)	46	(63)
Depreciation and amortization	100	89	198	175
Exceptional operating items	40	20	59	38
Adjusted EBITDA	151	181	281	326

Schedule of segment results

Segment results for the three months ended June 30, 2023 and 2022 are:

	Revenue		Adjusted EBITDA
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Europe	555	533	64	61
Americas	700	770	87	120
Group	1,255	1,303	151	181

Segment results for the six months ended June 30, 2023 and 2022 are:

	Revenue		Adjusted EBITDA
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Europe	1,041	1,032	113	117
Americas	1,345	1,408	168	209
Group	2,386	2,440	281	326

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	552	—	3	555
Americas	—	608	92	700
Group	552	608	95	1,255

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	530	2	1	533
Americas	—	597	173	770
Group	530	599	174	1,303

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,030	7	4	1,041
Americas	—	1,150	195	1,345
Group	1,030	1,157	199	2,386

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,025	4	3	1,032
Americas	—	1,116	292	1,408
Group	1,025	1,120	295	2,440

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Over time	998	1,036	1,910	1,950
Point in time	257	267	476	490
Group	1,255	1,303	2,386	2,440